Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities
Net income	$ 324	$ 118	$ 214
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	153	168	172
Gains (Losses) on Extinguishment of Debt	0	0	30
terminated merger and settlement income	0	0	(163)
Deferred tax benefit	(375)	(28)	(10)
Non-cash asset impairments and accelerated depreciation	31	35	0
Unrealized foreign currency losses	16	(1)	1
Other non-cash adjustments	11	(1)	9
Net change in assets and liabilities:
Accounts receivable	35	(43)	(142)
Inventories	(10)	18	(65)
Accounts and drafts payable	44	(14)	(16)
Income taxes payable	(6)	(1)	12
Other assets, current and non-current	43	(34)	(10)
Other liabilities, current and long-term	(89)	(46)	19
Net cash provided by (used in) operating activities	177	171	51
Cash flows (used in) provided by investing activities
Capital expenditures	(133)	(139)	(119)
Capitalized interest	0	(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	2	(2)	4
Change in restricted cash	(15)	3	2
Deconsolidation of Variable Interest Entity	0	0	(4)
Funds remitted to unconsolidated affiliates	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred	0	173	0
Proceeds from sale of assets	11	3	14
Net cash (used in) provided by investing activities	(138)	33	(105)
Cash flows used in financing activities
Net short-term debt (repayments) borrowings	(7)	14	(7)
Borrowings of long-term debt	453	496	2,356
Repayments of long-term debt	(487)	(538)	(2,177)
Proceeds from (Repayments of) Related Party Debt	(2)	0	(3)
Repayment of advance from affiliates	(7)	(100)	0
Capital contribution from parent	16	189	0
Long-term debt and credit facility financing fees	(14)	(2)	(72)
Distribution paid to parent	(11)	(2)	0
Net cash used in financing activities	(59)	57	97
Effect of exchange rates on cash and cash equivalents	5	(5)	2
Decrease in cash and cash equivalents	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	416	160	115
Cash and cash equivalents (unrestricted) at end of period	401	416	160
Supplemental disclosures of cash flow information
Interest, net	250	259	235
Income taxes, net of cash refunds	17	24	36
Non-cash financing activity:
Non-cash capital contribution from parent	$ 218	$ 0	$ 0